UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez              New York, New York             August 12, 2009
---------------------       --------------------------       -------------------
     [Signature]                  [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:    $118,404
                                          (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP

COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                 --------       ---------  --------  --------------------  ----------  --------   --------------------
                                TITLE                     VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP     (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                 --------       ---------  --------  --------   ---  ----  ----------  --------  -------  ------  ----
ARM HLDGS PLC                 SPONSORED ADR   042068106   5,194    870,000    SH            Sole               870,000
ATMEL CORP                    COM             049513104   2,244    601,500    SH            Sole               601,500
BLUE COAT SYSTEMS INC         COM NEW         09534T508   2,977    180,000    SH            Sole               180,000
CEVA INC                      COM             157210105   3,440    396,321    SH            Sole               396,321
CISCO SYS INC                 COM             17275R102   3,730    200,000    SH            Sole               200,000
CYPRESS SEMICONDUCTOR CORP    COM             232806109   7,943    863,325    SH            Sole               863,325
EBAY INC                      COM             278642103   2,570    150,000    SH            Sole               150,000
FAIRCHILD SEMICONDUCTOR INTL  COM             303726103   2,652    379,354    SH            Sole               379,354
HARRIS STRATEX NTWRKS INC     CL A            41457P106   1,427    220,227    SH            Sole               220,227
INTEGRATED DEVICE TECHNOLOGY  COM             458118106   1,934    320,261    SH            Sole               320,261
INTEL CORP                    COM             458140100   7,861    475,000    SH            Sole               475,000
INTELLON CORP                 COM             45816W504     361     84,859    SH            Sole                84,859
LSI CORPORATION               COM             502161102   1,505    330,000    SH            Sole               330,000
MAXIM INTEGRATED PRODS INC    COM             57772K101   4,972    316,900    SH            Sole               316,900
MICROCHIP TECHNOLOGY INC      COM             595017104   3,777    167,500    SH            Sole               167,500
MICROSEMI CORP                COM             595137100   1,235     89,500    SH            Sole                89,500
MICROSTRATEGY INC             CL A NEW        594972408   2,511     50,000    SH            Sole                50,000
NATIONAL SEMICONDUCTOR CORP   COM             637640103   1,694    135,000    SH            Sole               135,000
NETEZZA CORP                  COM             64111N101     458     55,000    SH            Sole                55,000
NETLOGIC MICROSYSTEMS INC     COM             64118B100   3,837    105,234    SH            Sole               105,234
NETSCOUT SYS INC              COM             64115T104   2,685    286,276    SH            Sole               286,276
NUANCE COMMUNICATIONS INC     COM             67020Y100   3,993    330,000    SH            Sole               330,000
OPEN TEXT CORP                COM             683715106   2,180     59,857    SH            Sole                59,857
ORACLE CORP                   COM             68389X105   1,607     75,000    SH            Sole                75,000
QLOGIC CORP                   COM             747277101   2,536    200,000    SH            Sole               200,000
QUEST SOFTWARE INC            COM             74834T103   2,805    201,240    SH            Sole               201,240
RAMBUS INC DEL                COM             750917106   4,486    290,000    SH            Sole               290,000
SANDISK CORP                  COM             80004C101   4,263    290,000    SH            Sole               290,000
SEAGATE TECHNOLOGY            SHS             G7945J104   1,464    140,000    SH            Sole               140,000
STANDARD MICROSYSTEMS CORP    COM             853626109   2,101    102,721    SH            Sole               102,721
SYMANTEC CORP                 COM             871503108   8,117    521,000    SH            Sole               521,000
SYNAPTICS INC                 COM             87157D109   2,628     68,000    SH            Sole                68,000
TIBCO SOFTWARE INC            COM             88632Q103   2,878    401,400    SH            Sole               401,400
TRIQUINT SEMICONDUCTOR INC    COM             89674K103   3,178    598,522    SH            Sole               598,522
VERISIGN INC                  COM             92343E102   1,852    100,000    SH            Sole               100,000
VICOR CORP                    COM             925815102   3,070    425,185    SH            Sole               425,185
VIRAGE LOGIC CORP             COM             92763R104     696    154,646    SH            Sole               154,646
WESTERN DIGITAL CORP          COM             958102105   3,548    133,887    SH            Sole               133,887
ZORAN CORP                    COM             98975F101   1,995    183,025    SH            Sole               183,025





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